Major Events in the Period and Events After the Period - Additional Information (Details) € in Thousands									12 Months Ended
	Dec. 22, 2021 EUR (€) shares	Sep. 01, 2021 EUR (€) shares	Apr. 06, 2021 EUR (€) shares	Mar. 02, 2021 EUR (€) shares	Feb. 04, 2021 EUR (€) shares	Jan. 25, 2021 EUR (€) euroPerBond oCEANE	Nov. 23, 2020 euroPerBond oCEANE	Oct. 16, 2017 EUR (€) euroPerBond oCEANE	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)	Dec. 16, 2021 EUR (€)	Dec. 01, 2021 EUR (€)	Nov. 23, 2021 EUR (€)	Jun. 24, 2021 EUR (€)
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Expense of restructuring activities									€ (11)	€ 142	€ 5,308
Impairment loss									97	196
Increase in capital									€ 54,791	€ (59,680)	11,129
New shares created (in shares) | shares									49,834,983	49,815,489
Property, plant and equipment									€ 8,210	€ 9,015	11,648
Number of shares outstanding | shares									49,834,983	49,815,489
Fee and commission expense										€ 2,303	745
Number of shares issued during period (in shares) | shares	3,985,239
+ Proceeds from issue of share capital (net)	€ 28,000								€ 5	27,972	7
Purchase of interests in associates									€ 41,525	€ 0
ReorganizationAndReductionInForce									21	171	523
Revenue									€ 26,566	€ 85,579	€ 7,758
Major Events in the Period and Events After the Period	MAJOR EVENTS IN THE PERIOD AND EVENTS AFTER THE PERIODAcquisition of the Clinical-stage Biopharmaceutical Company Versantis
On September 19, 2022, the Company announced it had signed an exclusive agreement with Versantis AG ("Versantis") to acquire all the shares and voting rights of Versantis, a private Swiss-based clinical stage biotechnology company focused on addressing the growing unmet medical needs in liver diseases. This acquisition aims at:
1.Consolidating GENFIT’s position as a leader in acute-on-chronic liver failure (ACLF)
2.Significantly expanding GENFIT’s pipeline with VS-01-ACLF, a Phase 2 ready program based on first-in-class scavenging liposomes technology, VS-01-HAC, a pediatric program focused on urea cycle disorder (UCD), and VS-02-HE, an early-stage program focused on hepatic encephalopathy (HE), and
3.Combining Versantis’ expertise with GENFIT’s know-how in conducting complex development programs in liver diseases, to strengthen and accelerate research and development
The deal closed effective September 29, 2022.
Total purchase price and contingent milestone payments
This transaction includes:
•an initial payment of 40 million CHF (€41.9 million) due and paid at the date of closing,
•a net cash adjustment payment of 2.8 million CHF (€2.9 million) at the end of the year in accordance with the terms of the acquisition agreement
•additional milestone payments of up to 65 million CHF contingent on the following outcomes:
◦positive Phase 2 results related to VS-01-ACLF,
◦regulatory approval of VS-01-ACLF, and
◦positive Phase 2 results related to VS-02.
Furthermore, the former shareholders of Versantis are eligible to receive 1/3 of the net proceeds resulting from the potential sale of the Priority Review Voucher of VS-01’s pediatric application by GENFIT to a third party, or 1/3 of the fair market value of this Voucher if GENFIT opts to apply it to one of its own programs.
Acquisition costs totaled €1.8 million.
The impact of this acquisition as reflected within the line item "Acquisitions of consolidated undertakings, net of cash acquired" in the consolidated statement of cash flows is a net cash outflow of €41.5 million.
Accounting treatment - IFRS 3
Paragraph B7B sets out an optional test (the concentration test) to permit a simplified assessment of whether an acquired set of activities and assets is not a business. An entity may elect to apply, or not apply, the test. The concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
GENFIT chose to use the available option stated as per IFRS 3 and perform a concentration test to determine if the transaction qualifies as a business combination or asset acquisition. In accordance with the concentration test methodology as defined in paragraph B7B of IFRS 3, the acquisition of Versantis by GENFIT was determined to be an asset acquisition based on the VS-01-ACLF program because its fair value represents more than 90% of the value of all assets acquired. Therefore, the acquisition costs of €1.8 million were included and capitalized in the total cost of the operation to determine the net book value of the VS-01-ACLF program on the date of the acquisition. Conditional milestone payments were not included in this analysis.
Accounting treatment - IAS 21
Consistent with paragraph 8 of IAS 21, Versantis AG is considered as a foreign operation as its activities are conducted primarily in Swiss Francs. The Swiss Franc is thus also considered to be Versantis AG's functional currency. Versantis AG's subsidiary, Versantis Inc., is considered as a foreign operation as its activities are conducted primarily in US Dollars. The US Dollar is thus considered to be Versantis Inc.'s functional currency. For further information on converting and presenting Versantis' activity in euros, refer to note 4.3.2 - Translation of foreign subsidiary financial statements.
Note that on the Consolidated Statements of Other Comprehensive Income and Loss, for the period ending December 31, 2022, on line item "Other comprehensive income (loss) that are or may be reclassified to profit or loss," substantially all of the loss amount of €1.4 million is due to the application of IAS 21 for Versantis.

Supplementary information
The consolidated value of net assets acquired of Versantis AG and Versantis, Inc. on September 29, 2022 is as follows :

Total acquired assets and liabilities, in thousands of euros	29/9/2022
Cash and cash equivalents	5,076
Current trade and others receivables	209
Other current assets	78
Intangible assets	45,323
Property, plant and equipment	326
Other non-current financial assets	14
Total acquired assets	51,026

Current trade and other payables	3,202
Current provisions	858
Other current tax liabilities	63
Lease liabilities	302
Total acquired liabilities	4,425

Total purchase price	46,601
The exchange rate used above to convert the assets and liabilities of Versantis AG into euros was 1.04843 (1 CHF = 1.04843) on September 29, 2022. The exchange rate used above to convert the assets and liabilities of Versantis, Inc. into euros was 0.9706 (1 USD = 0.9706) on September 29, 2022.
The net book value of assets and liabilities as of December 31, 2022 is as follows, per the application of IAS 21:

Net assets, in thousands of euros	31/12/2022
Cash and cash equivalents	2,168
Current trade and others receivables	17
Other current assets	197
Intangible assets	43,850
Property, plant and equipment	295
Other non-current financial assets	13
Total assets	46,540

Current trade and other payables	1,614
Current provisions	672
Other current tax liabilities	33
Lease liabilities	282
Total liabilities	2,601

Net assets	43,939
The exchange rate used above to convert the assets and liabilities of Versantis AG into euros was 1.01554 (1 CHF = 1.01554) on December 31, 2022. The exchange rate used above to convert the assets and liabilities of Versantis, Inc. into euros was 0.93756 (1 USD = 0.93756) on December 31, 2022.
Research and development expenses for the period between September 29, 2022 and December 31, 2022 attributable to Versantis total €1,187 thousand. If the acquisition had taken place on January 1, 2022, research and development expenses would have been €5,833 thousand.
General and administrative expenses for the period between September 29, 2022 and December 31, 2022 attributable to Versantis total €228 thousand.
For further information, refer to Note 14 - "Goodwill and Intangible Assets"
Agreements and partnership with Ipsen
2021 Collaboration and License Agreement
In December 2021, GENFIT and Ipsen Pharma SAS ("Ipsen") entered into an exclusive licensing agreement for elafibranor, a Phase 3 asset evaluated in Primary Biliary Cholangitis (PBC), as part of a long-term global partnership ("Collaboration and License Agreement"). The agreement gives Ipsen exclusive worldwide license (with the exception of China, Hong Kong, Taiwan, and Macau where Terns Pharmaceuticals, Inc. ("Terns Pharmaceuticals") holds the exclusive license to develop and commercialize elafibranor) to develop and commercialize elafibranor, GENFIT's first-in-class drug candidate, a PPAR alpha and PPAR delta agonist, for people living with PBC, a rare chronic inflammatory liver disease.
The Collaboration and License Agreement qualifies as a contract under IFRS 15, and meets the criteria under IFRS 15.9.
Under this agreement:
•GENFIT remains responsible for the Phase 3 ELATIVE trial until the completion of the double-blind period. Ipsen will assume responsibility for all additional clinical development, including completion of the long-term extension period of the ELATIVE trial, and commercialization.
•GENFIT received from Ipsen an upfront cash payment of €120 million in December 2021 (with an additional €24 million in collected VAT), of which €80 million was recognized as revenue in 2021. The remainder of this upfront payment (€40 million) has been recognized in 2021 as deferred revenue and will be recognized as revenue throughout the execution of the double-blind period of the ELATIVE study, in accordance with IFRS 15. In 2022, of the initial €40 million of deferred revenue, €15.9 million was recognized as revenue for services provided in accordance with IFRS 15.
•GENFIT is also eligible for milestone payments up to €360 million. These milestone payments constitute future variable income, dependent on the completion of key steps related to the development and sales of the licensed products. As such, in accordance with IFRS 15, this income will be recognized as revenue depending on the completion of these milestones. No such milestone payments were made in 2021 or 2022.
•GENFIT is eligible for tiered double-digit royalties of up to 20%, applied to the annual sales of licensed products realized by Ipsen. As such, in accordance with IFRS 15, this income will be recognized as revenue depending on the realization of these sales. No such royalties were earned in 2021 or 2022.
Beyond the collaboration between GENFIT and Ipsen in PBC, this agreement also constitutes a strategic partnership, allowing Ipsen to access the research skills of GENFIT and other clinical programs, including some rights to first negotiation (while not being constitutive of a service obligation under IFRS 15).
Ipsen Ownership Stake in GENFIT
Additionally, in 2021, Ipsen also became a shareholder of GENFIT through the purchase of 3,985,239 newly issued shares representing 8% of GENFIT S.A after issuance, via a €28 million investment. The new shares were issued pursuant to the twentieth resolution of GENFIT’s June 30, 2021 shareholders’ meeting. As of December 31, 2022, they are still subject to a lock-up period, ending in the event of positive ELATIVE results, on the earlier of i) the date on which the EMA makes a formal recommendation to the European Commission for the marketing authorization of elafibranor in PBC or ii) the date on which the U.S. FDA grants approval of elafibranor in PBC. In addition, during the shareholder's meeting on May 25, 2022, GENFIT proposed and approved Ipsen as a board member. Ipsen is represented by Dr. Steven Hildemann, MD., PhD. He serves as Executive Vice President, Chief Medical Officer, Head of Global Medical Affairs and Pharmacovigilance at Ipsen.
2022 Follow-on Agreements: Transition Services Agreement and Inventory Purchase Agreement
In 2022, GENFIT and Ipsen entered into a Transition Services Agreement, which outlines the scope of services to facilitate the transition of some activities related to the Phase 3 clinical trial evaluating elafibranor in Primary Biliary Cholangitis. This agreement is a supplementary follow-on to the Collaboration and License Agreement mentioned above. We evaluated the agreement under IFRS 15 and we concluded that the services constitute a single performance obligation for which revenue is recognized as services are performed. In 2022, €1.0 million in revenue was generated from the services rendered by GENFIT to Ipsen in accordance said agreement and consistent IFRS 15.
In 2022, GENFIT and Ipsen entered into an Inventory Purchase Agreement, pursuant to which Ipsen purchased inventory from GENFIT, namely the elafibranor active pharmaceutical ingredient and related drug product, during the second half of 2022 with the prospect of transferring the conduct of the ELATIVE study to Ipsen. We evaluated the agreement under IFRS 15 and we concluded that the services constitute a single performance obligation for which revenue is recognized when inventory is provided to Ipsen. In 2022, €3.3 million was recognized as revenue from the sale of said inventory in accordance with said agreement and consistent IFRS 15.
Regarding the application of IFRS15, see Note 7 "Revenues and other income.".
Termination of RESOLVE-IT and the development program of elafibranor in NASH
Following the decision by the Company in July 2020 to terminate its Phase 3 RESOLVE-IT trial (see 2020 Form 20-F), the impacts of the RESOLVE-IT termination process, and more broadly the discontinuation of the elafibranor development program in NASH continued to have a significant impact in 2021.
Impact on subcontracting costs
In 2022, the residual impact of the RESOLVE-IT study are based on two main topics:
•Firstly, the Company did not received any charge in 2022 from the main subcontractor (CRO) for this study, because of the investigation sites closure and invoicing of final residual costs in 2021 .
•Secondly, the Company reversed 2021 accruals, amounting of €1.1 million, based on communication with the CRO (in particular as it relates to investigator costs).
Finally, the Company benefited in 2022 from an "end of study" credit note, ending the study in July, and bringing the provision recognized in the balance sheet for RESOLVE-IT to zero.
Impact on scientific equipment leased and owned
The Group has analyzed the impact of the closing of RESOLVE-IT and its decision to reorganize its activities on its scientific equipment. An inventory of the equipment that could be sold, kept as a spare, or disposed of, was completed in the second half of 2020.
Leased equipment
Following the sale and/or disposal of part of this equipment in 2021 and 2022, the loss in value of the remaining equipment (determined in order to take into account the potential loss compared to the net book value of the right of use to assets) amounted to €28 at December 31, 2022 (compared to €62 at the end of 2021 and €503 at the end of 2020).
Owned equipment
Following the disposal of part of this equipment in 2021 and an updated impairment analysis in 2022 related to certain unused equipment, the loss in value of the remaining equipment amounts to €27 at December 31, 2022 (compared to €25 at the end of 2021 and €363 thousand euros at the end of 2020).
Premises
The loss in value of the right to use the premises leased by the Company in Lille and Paris amounts to €479 (including the layout of the premises) as of December 31, 2022 (compared to €596 at the end of 2021 and €1,275 at the end of 2020), taking into account in particular the relocation of the Company's Paris offices in 2021 and the indexation of rent at the Loos site.
See Note 8 - “Property, Plant and Equipment”.
Reorganization and reduction in force
Following the reorganization and reduction in force plan (plan de sauvegarde de l’emploi or “PSE”) implemented by the company during the second half of 2020, the residual provision relating to the support measures granted under this PSE (premiums for quick return to employment, training, business creation aid) amounted to €21 at December 31, 2022 (compared to €171 at the end of 2021 and €523 at the end of 2020), taking into account reversals of €77 recorded in 2022.

Genfit | Ipsen
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Proportion of ownership interest in associate (as a percent)									8.00%	8.00%
Account Reversal
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
ReorganizationAndReductionInForce									77
Genoscience Pharma
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Milestone payments												€ 50,000
Contingent milestone payments												€ 20,000
Ipsen
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Contract liabilities										€ 40,000			€ 120,000
Revenue from contracts with customers									€ 1,000	80,000
Number of shares issued during period (in shares) | shares									3,985,239
Payment from collaboration, up-front cash payment, VAT										24,000
+ Proceeds from issue of share capital (net)									€ 28,000
Revenue from sales of inventories									3,300
Deferred income									40,000
Revenue									15,900
Ipsen | Collaboration and License Agreement
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Revenue from collaboration, potential milestone payments										€ 360,000
Royalty income, percent of collaborative sales										20.00%
Impairment
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Property, plant and equipment									(552)	€ (699)	€ (2,172)
OCEANE
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Extension of maturity							3 years
Buyback amount						€ 47,480
Accrued interest portion of buyback amount (in EUR per share) | euroPerBond						0.30
Number of debt instruments issued | oCEANE						2,895,260	3,048,780	6,081,081
Nominal value per unit (in EUR per bond) | euroPerBond						16.40	16.40	29.60
Debt component of a new amended OCEANE (in EUR per bond) | euroPerBond						24.12
Payment for partial buyback						€ 47,500
New shares created (in shares) | shares		55,000	1,191,250	2,658,312
Reduction in financial debt		€ 200	€ 5,200	€ 11,660	€ 13,320
Conversion Exchange Premium							550.00%
Number of shares issued during period (in shares) | shares					3,037,309
Aggregate nominal amount								€ 180,000
Pret Garanti Par L etat (PGE) Bancaire
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Notional amount															€ 11,000
Subsidized Loan
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Notional amount														€ 2,250
Bonds Convertible Or Exchangeable Into Existing Or New Shares O C E A N E
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Aggregate nominal amount									€ 57,000